Income tax expense_Deferred tax charged directly to other equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deferred Tax Relating To Items Charged Or Credited Directly To Equity [Abstract]
Gain on valuation of financial assets at FVTOCI	₩ 27,849	₩ 31,422
Share of other comprehensive gain (loss) of and associates	1,748	(285)
Gain on foreign currency translation of foreign operations	3,774	8,183
Remeasurements of the net defined benefit liability	102,120	88,127
Gain on derivatives designated as cash flow hedge	280	1,140
Total	₩ 135,771	₩ 128,587